Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,279	$ 8,957	$ 9,085	$ 10,683	$ 10,393	$ 10,719	$ 9,763	$ 9,829	$ 9,763	$ 9,600	$ 10,854
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,082	8,785	8,971	10,629	10,426	10,840	9,942	10,087	10,097	10,000	$ 10,645
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,464	9,146	9,294	10,948	10,691	11,051	10,088	10,193	10,152	10,000	$ 11,030
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	10,955	9,520	9,633	11,294	10,973	11,284	10,247	10,298	10,207	10,000	$ 11,596
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,051	9,589	9,690	11,344	11,006	11,313	10,261	10,298	10,207	10,000	$ 11,731
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Mortgage Securities Linked Benchmark
Accumulated Value	11,080	9,865	9,882	11,489	11,538	11,056	10,256	10,359	10,349	10,000	$ 11,456
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	11,124	9,904	9,921	11,534	11,583	11,100	10,297	10,393	10,361	10,000	$ 11,501
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Mortgage Securities Linked Benchmark
Accumulated Value	11,080	9,865	9,882	11,489	11,538	11,056	10,256	10,359	10,349	10,000	$ 11,456
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	11,124	9,904	9,921	11,534	11,583	11,100	10,297	10,393	10,361	10,000	$ 11,501
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Mortgage Securities Linked Benchmark
Accumulated Value	11,080	9,865	9,882	11,489	11,538	11,056	10,256	10,359	10,349	10,000	$ 11,456
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	11,124	9,904	9,921	11,534	11,583	11,100	10,297	10,393	10,361	10,000	$ 11,501
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Mortgage Securities Linked Benchmark
Accumulated Value	11,080	9,865	9,882	11,489	11,538	11,056	10,256	10,359	10,349	10,000	$ 11,456
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	11,124	9,904	9,921	11,534	11,583	11,100	10,297	10,393	10,361	10,000	$ 11,501
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Mortgage Securities Linked Benchmark
Accumulated Value	11,080	9,865	9,882	11,489	11,538	11,056	10,256	10,359	10,349	10,000	$ 11,456
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. MBS Index
Accumulated Value	$ 11,124	$ 9,904	$ 9,921	$ 11,534	$ 11,583	$ 11,100	$ 10,297	$ 10,393	$ 10,361	$ 10,000	$ 11,501